Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under Operating Lease	Future minimum rental payments for the operating leases as of December 31, 2016, are as follows:

	(In millions of Korean Won)
2017	~~W~~	1,896
2018		1,823
2019		149

	~~W~~	3,868